Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

November 30, 2020

VEI-QTLY-0121
1.859524.113

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	1,440,101	$41,402,904
CenturyLink, Inc.	1,061,168	11,089,206
Verizon Communications, Inc.	913,590	55,189,972
		107,682,082
Entertainment - 2.5%
Activision Blizzard, Inc.	72,013	5,723,593
Cinemark Holdings, Inc. (a)	823,858	12,728,606
Electronic Arts, Inc.	90,100	11,510,275
Liberty Media Corp.:
Liberty Media Class A (b)	20,429	772,829
Liberty SiriusXM Series A (b)	265,311	10,861,832
Liberty SiriusXM Series C (b)	177,025	7,259,795
Madison Square Garden Entertainment Corp. (b)	20,659	1,570,291
The Madison Square Garden Co. (b)	25,733	4,359,170
The Walt Disney Co.	343,707	50,872,073
		105,658,464
Interactive Media & Services - 2.1%
Alphabet, Inc.:
Class A (b)	16,811	29,493,218
Class C (b)	24,658	43,416,327
Facebook, Inc. Class A (b)	1,800	498,546
Zillow Group, Inc. Class C (a)(b)	155,391	16,752,704
		90,160,795
Media - 1.1%
Comcast Corp. Class A	881,505	44,286,811
Wireless Telecommunication Services - 0.0%
U.S. Cellular Corp. (b)	8,330	261,146

TOTAL COMMUNICATION SERVICES		348,049,298

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
BorgWarner, Inc.	182,573	7,092,961
Lear Corp.	16,479	2,355,673
		9,448,634
Automobiles - 0.6%
Ford Motor Co.	1,749,421	15,884,743
General Motors Co.	169,930	7,449,731
		23,334,474
Distributors - 0.3%
LKQ Corp. (b)	301,902	10,632,988
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	1,143,562	22,848,369
Darden Restaurants, Inc.	42,913	4,633,746
Hyatt Hotels Corp. Class A	112,897	8,125,197
McDonald's Corp.	65,067	14,148,168
MGM Mirage, Inc.	279,319	7,890,762
Norwegian Cruise Line Holdings Ltd. (b)	459,726	10,513,934
Royal Caribbean Cruises Ltd. (a)	344,231	27,128,845
Starbucks Corp.	44,876	4,398,746
Vail Resorts, Inc.	77,432	21,358,843
Wyndham Destinations, Inc.	260,044	10,937,451
Wynn Resorts Ltd.	45,483	4,571,042
Yum! Brands, Inc.	56,189	5,944,796
		142,499,899
Household Durables - 2.2%
D.R. Horton, Inc.	360,341	26,845,405
Lennar Corp. Class A	157,756	11,967,370
M.D.C. Holdings, Inc.	159,267	7,687,818
Meritage Homes Corp. (b)	93,720	8,448,858
Mohawk Industries, Inc. (b)	43,473	5,470,208
Newell Brands, Inc.	407,180	8,656,647
NVR, Inc. (b)	545	2,178,463
PulteGroup, Inc.	443,301	19,341,223
Taylor Morrison Home Corp. (b)	124,471	3,146,627
		93,742,619
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (b)	1,345	4,261,014
Leisure Products - 0.2%
Brunswick Corp.	82,622	6,166,906
Polaris, Inc.	27,490	2,639,040
		8,805,946
Multiline Retail - 0.8%
Dollar Tree, Inc. (b)	23,681	2,586,912
Target Corp.	185,367	33,278,938
		35,865,850
Specialty Retail - 1.1%
Aaron's Holdings Co., Inc.	137,068	8,625,689
Advance Auto Parts, Inc.	4,088	603,798
AutoNation, Inc. (b)	116,111	7,116,443
Dick's Sporting Goods, Inc. (a)	36,535	2,075,553
Foot Locker, Inc.	65,421	2,446,745
The Home Depot, Inc.	99,476	27,595,637
		48,463,865
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	29,262	2,604,025
Tapestry, Inc.	201,833	5,715,911
		8,319,936

TOTAL CONSUMER DISCRETIONARY		385,375,225

CONSUMER STAPLES - 7.8%
Beverages - 1.5%
Molson Coors Beverage Co. Class B	208,961	9,612,206
PepsiCo, Inc.	93,284	13,454,351
The Coca-Cola Co.	788,982	40,711,471
		63,778,028
Food & Staples Retailing - 1.8%
Walmart, Inc.	490,253	74,905,756
Food Products - 1.7%
Archer Daniels Midland Co.	340,736	16,958,431
Bunge Ltd.	68,340	4,024,543
General Mills, Inc.	12,310	748,694
Ingredion, Inc.	11,066	853,742
Mondelez International, Inc.	307,337	17,656,511
The Hershey Co.	23,902	3,534,867
The Kraft Heinz Co.	111,049	3,657,954
TreeHouse Foods, Inc. (b)	29,303	1,205,232
Tyson Foods, Inc. Class A	364,611	23,772,637
		72,412,611
Household Products - 2.1%
Colgate-Palmolive Co.	185,929	15,922,960
Kimberly-Clark Corp.	44,571	6,209,186
Procter & Gamble Co.	482,552	67,011,996
Reynolds Consumer Products, Inc.	24,314	737,687
		89,881,829
Personal Products - 0.2%
Coty, Inc. Class A	1,475,189	10,606,609
Nu Skin Enterprises, Inc. Class A	9,526	490,684
		11,097,293
Tobacco - 0.5%
Philip Morris International, Inc.	271,696	20,580,972

TOTAL CONSUMER STAPLES		332,656,489

ENERGY - 4.4%
Energy Equipment & Services - 0.8%
Halliburton Co.	337,920	5,606,093
Schlumberger Ltd.	1,067,688	22,197,234
TechnipFMC PLC	646,770	5,374,659
		33,177,986
Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	515,405	44,933,008
Cimarex Energy Co.	161,130	5,792,624
ConocoPhillips Co.	597,552	23,639,157
Devon Energy Corp.	260,247	3,640,856
EOG Resources, Inc.	653,587	30,640,159
EQT Corp.	133,062	1,979,963
Exxon Mobil Corp.	501,710	19,130,202
Kinder Morgan, Inc.	855,439	12,301,213
Marathon Oil Corp.	428,774	2,538,342
Pioneer Natural Resources Co.	84,251	8,473,966
		153,069,490

TOTAL ENERGY		186,247,476

FINANCIALS - 18.8%
Banks - 7.1%
Associated Banc-Corp.	43,887	672,349
Bank of America Corp.	2,384,556	67,149,097
Citigroup, Inc.	859,289	47,321,045
Citizens Financial Group, Inc.	321,476	10,499,406
JPMorgan Chase & Co.	919,400	108,378,872
M&T Bank Corp.	65,851	7,670,983
Popular, Inc.	42,984	2,086,014
Regions Financial Corp.	737,133	11,256,021
U.S. Bancorp	101,559	4,388,364
Umpqua Holdings Corp.	258,873	3,595,746
Webster Financial Corp.	49,570	1,875,729
Wells Fargo & Co.	1,261,392	34,499,071
Wintrust Financial Corp.	29,992	1,634,264
		301,026,961
Capital Markets - 4.4%
Bank of New York Mellon Corp.	739,350	28,923,372
BlackRock, Inc. Class A	6,675	4,661,486
Charles Schwab Corp.	627,032	30,586,621
CME Group, Inc.	10,777	1,886,298
Federated Hermes, Inc. Class B (non-vtg.)	73,854	1,982,241
Franklin Resources, Inc. (a)	162,126	3,565,151
Goldman Sachs Group, Inc.	84,405	19,462,105
Intercontinental Exchange, Inc.	110,218	11,629,101
Invesco Ltd.	726,482	11,790,803
LPL Financial	91,778	8,330,689
Morgan Stanley	711,203	43,973,681
State Street Corp.	282,738	19,927,374
Stifel Financial Corp.	13,442	931,531
		187,650,453
Consumer Finance - 0.7%
Capital One Financial Corp.	60,769	5,204,257
OneMain Holdings, Inc.	132,671	5,172,842
SLM Corp.	867,534	9,204,536
Synchrony Financial	308,630	9,403,956
		28,985,591
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (b)	482,032	110,341,946
Jefferies Financial Group, Inc.	141,232	3,210,203
		113,552,149
Insurance - 3.5%
AFLAC, Inc.	16,426	721,594
Allstate Corp.	232,497	23,796,068
American Financial Group, Inc.	77,406	6,920,870
Arch Capital Group Ltd. (b)	121,579	3,914,236
Chubb Ltd.	89,536	13,236,107
First American Financial Corp.	352,334	17,067,059
FNF Group	404,458	14,556,443
Hanover Insurance Group, Inc.	33,735	3,790,127
Hartford Financial Services Group, Inc.	320,550	14,168,310
Markel Corp. (b)	2,066	2,011,933
Old Republic International Corp.	186,863	3,348,585
Primerica, Inc.	53,560	6,977,261
Progressive Corp.	190,024	16,552,991
Selective Insurance Group, Inc.	43,868	2,711,920
Unum Group	477,361	10,611,735
W.R. Berkley Corp.	101,665	6,621,441
Willis Towers Watson PLC	12,336	2,568,232
		149,574,912
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	152,528	2,330,628
Blackstone Mortgage Trust, Inc.	16,167	420,019
Starwood Property Trust, Inc.	252,060	4,521,956
		7,272,603
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	653,663	7,817,809
Radian Group, Inc.	115,571	2,181,980
		9,999,789

TOTAL FINANCIALS		798,062,458

HEALTH CARE - 14.2%
Biotechnology - 1.3%
AbbVie, Inc.	169,198	17,694,727
Alexion Pharmaceuticals, Inc. (b)	7,195	878,581
Amgen, Inc.	9,366	2,079,627
Biogen, Inc. (b)	54,555	13,102,474
Gilead Sciences, Inc.	330,609	20,058,048
		53,813,457
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	449,486	48,643,375
Baxter International, Inc.	15,521	1,180,682
Becton, Dickinson & Co.	35,566	8,352,319
Boston Scientific Corp. (b)	206,307	6,839,077
Danaher Corp.	244,916	55,015,481
Hill-Rom Holdings, Inc.	149,290	14,161,649
Hologic, Inc. (b)	314,842	21,765,027
Medtronic PLC	523,227	59,490,910
		215,448,520
Health Care Providers & Services - 2.9%
Anthem, Inc.	48,429	15,086,602
Cigna Corp.	59,292	12,400,329
CVS Health Corp.	594,548	40,304,409
DaVita HealthCare Partners, Inc. (b)	58,343	6,408,979
Humana, Inc.	66,941	26,811,209
McKesson Corp.	86,909	15,635,798
UnitedHealth Group, Inc.	25,918	8,717,260
		125,364,586
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc. Class A (b)	1,397	752,285
PerkinElmer, Inc.	29,465	3,918,845
Thermo Fisher Scientific, Inc.	27,730	12,893,895
		17,565,025
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	479,071	29,894,030
Johnson & Johnson	587,814	85,044,930
Merck & Co., Inc.	224,267	18,028,824
Pfizer, Inc.	1,113,962	42,675,884
Viatris, Inc. (b)	996,070	16,753,897
		192,397,565

TOTAL HEALTH CARE		604,589,153

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	108,188	12,469,749
Moog, Inc. Class A	131,535	10,175,548
Parsons Corp. (b)	208,530	6,818,931
Raytheon Technologies Corp.	336,213	24,113,196
Teledyne Technologies, Inc. (b)	6,300	2,381,022
Textron, Inc.	62,552	2,821,095
The Boeing Co.	114,502	24,126,716
		82,906,257
Air Freight & Logistics - 0.1%
FedEx Corp.	16,808	4,816,837
Airlines - 0.7%
Copa Holdings SA Class A (a)	145,788	11,619,304
Southwest Airlines Co.	421,637	19,538,659
		31,157,963
Building Products - 2.0%
Carrier Global Corp.	688,624	26,215,916
Fortune Brands Home & Security, Inc.	184,606	15,414,601
Johnson Controls International PLC	297,859	13,713,428
Owens Corning	46,980	3,423,433
Simpson Manufacturing Co. Ltd.	68,683	6,311,968
Trane Technologies PLC	67,175	9,823,672
UFP Industries, Inc.	191,165	10,256,002
		85,159,020
Commercial Services & Supplies - 0.9%
Cintas Corp.	22,365	7,946,285
Republic Services, Inc.	176,256	17,047,480
UniFirst Corp.	26,077	4,821,116
Waste Management, Inc.	55,522	6,614,336
		36,429,217
Construction & Engineering - 0.7%
EMCOR Group, Inc.	247,614	21,339,375
Quanta Services, Inc.	151,975	10,385,972
		31,725,347
Electrical Equipment - 1.5%
Acuity Brands, Inc.	61,772	7,333,572
AMETEK, Inc.	38,344	4,544,914
Eaton Corp. PLC	224,137	27,145,232
Emerson Electric Co.	30,526	2,345,007
Hubbell, Inc. Class B	34,497	5,574,370
nVent Electric PLC	356,957	8,210,011
Regal Beloit Corp.	6,359	756,975
Rockwell Automation, Inc.	31,423	8,030,462
		63,940,543
Industrial Conglomerates - 1.7%
General Electric Co.	4,473,557	45,540,810
Honeywell International, Inc.	136,275	27,789,198
		73,330,008
Machinery - 3.8%
AGCO Corp.	260,026	24,055,005
Allison Transmission Holdings, Inc.	237,531	9,750,648
Caterpillar, Inc.	254,477	44,174,662
Cummins, Inc.	77,700	17,961,909
Deere & Co.	86,003	22,500,105
Dover Corp.	22,710	2,771,301
ITT, Inc.	30,178	2,191,828
Otis Worldwide Corp.	178,105	11,922,349
Parker Hannifin Corp.	38,003	10,156,682
Rexnord Corp.	228,514	8,571,560
Timken Co.	84,261	6,188,128
		160,244,177
Professional Services - 0.2%
Manpower, Inc.	37,086	3,213,502
Nielsen Holdings PLC (a)	293,072	4,738,974
		7,952,476
Road & Rail - 1.7%
CSX Corp.	264,136	23,785,447
Kansas City Southern	2,626	488,882
Norfolk Southern Corp.	67,559	16,012,834
Schneider National, Inc. Class B	309,020	6,458,518
Union Pacific Corp.	42,533	8,680,135
Werner Enterprises, Inc.	377,897	15,112,101
		70,537,917

TOTAL INDUSTRIALS		648,199,762

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
Ciena Corp. (b)	37,537	1,681,658
Cisco Systems, Inc.	827,860	35,614,537
F5 Networks, Inc. (b)	13,031	2,121,577
		39,417,772
Electronic Equipment & Components - 0.5%
Corning, Inc.	128,846	4,821,417
FLIR Systems, Inc.	124,605	4,764,895
National Instruments Corp.	103,909	3,889,314
SYNNEX Corp.	43,586	6,987,272
		20,462,898
IT Services - 2.6%
Amdocs Ltd.	121,252	7,979,594
Automatic Data Processing, Inc.	108,831	18,923,534
CACI International, Inc. Class A (b)	41,415	9,827,365
Euronet Worldwide, Inc. (b)	48,847	6,566,991
Fidelity National Information Services, Inc.	50,560	7,503,610
Global Payments, Inc.	153,570	29,975,328
IBM Corp.	143,264	17,695,969
PayPal Holdings, Inc. (b)	49,827	10,668,957
		109,141,348
Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc.	307,813	4,537,164
Applied Materials, Inc.	263,639	21,744,945
Broadcom, Inc.	4,668	1,874,575
Cirrus Logic, Inc. (b)	124,218	9,949,862
Diodes, Inc. (b)	8,925	606,543
Intel Corp.	706,776	34,172,620
Micron Technology, Inc. (b)	182,922	11,723,471
NVIDIA Corp.	11,820	6,336,229
ON Semiconductor Corp. (b)	299,001	8,596,279
Qualcomm, Inc.	151,635	22,316,123
Synaptics, Inc. (b)	40,745	3,168,739
Texas Instruments, Inc.	5,587	900,904
		125,927,454
Software - 1.4%
Box, Inc. Class A (b)	210,804	3,939,927
Dropbox, Inc. Class A (b)	164,289	3,280,851
FireEye, Inc. (b)	464,984	6,988,710
Microsoft Corp.	65,485	14,018,374
Proofpoint, Inc. (b)	35,649	3,689,315
Salesforce.com, Inc. (b)	21,723	5,339,513
Synopsys, Inc. (b)	37,167	8,455,493
Teradata Corp. (a)(b)	14,956	327,985
Workday, Inc. Class A (b)	42,502	9,554,025
Workiva, Inc. (b)	52,391	3,928,801
		59,522,994
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	128,566	15,305,782

TOTAL INFORMATION TECHNOLOGY		369,778,248

MATERIALS - 4.6%
Chemicals - 1.8%
CF Industries Holdings, Inc.	313,687	11,700,525
DuPont de Nemours, Inc.	281,517	17,859,438
Eastman Chemical Co.	205,085	19,975,279
Huntsman Corp.	470,928	11,664,887
Linde PLC	60,494	15,511,871
NewMarket Corp.	1,521	562,405
		77,274,405
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,000	1,859,410
Vulcan Materials Co.	76,209	10,642,587
		12,501,997
Containers & Packaging - 0.3%
Berry Global Group, Inc. (b)	14,975	793,675
Graphic Packaging Holding Co.	440,014	6,741,014
WestRock Co.	107,188	4,524,405
		12,059,094
Metals & Mining - 2.2%
Freeport-McMoRan, Inc.	971,759	22,729,443
Hecla Mining Co. (a)	1,156,813	5,529,566
Newmont Corp.	459,378	27,020,614
Reliance Steel & Aluminum Co.	129,350	15,237,430
Royal Gold, Inc.	171,750	18,973,223
Steel Dynamics, Inc.	133,568	4,836,497
		94,326,773

TOTAL MATERIALS		196,162,269

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Homes 4 Rent Class A	387,068	11,116,593
American Tower Corp.	30,000	6,936,000
Apple Hospitality (REIT), Inc.	314,534	4,170,721
AvalonBay Communities, Inc.	68,016	11,330,785
Columbia Property Trust, Inc.	130,192	1,820,084
Crown Castle International Corp.	82,242	13,781,292
Digital Realty Trust, Inc.	63,638	8,575,221
Equinix, Inc.	17,985	12,549,753
Equity Commonwealth	136,824	3,627,204
Equity Residential (SBI)	25,619	1,483,852
Gaming & Leisure Properties	127,470	5,295,104
Highwoods Properties, Inc. (SBI)	10,630	407,129
Host Hotels & Resorts, Inc.	634,653	8,904,182
Life Storage, Inc.	83,067	9,114,111
Park Hotels & Resorts, Inc.	1,004,441	16,392,477
Potlatch Corp.	65,163	3,032,686
Prologis (REIT), Inc.	7,859	786,293
Public Storage	25,092	5,632,150
SBA Communications Corp. Class A	37,224	10,689,988
Ventas, Inc.	6,653	318,745
Weyerhaeuser Co.	40,500	1,176,120
		137,140,490
UTILITIES - 4.5%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	43,328	3,678,114
Avangrid, Inc.	23,763	1,105,930
Duke Energy Corp.	139,413	12,918,009
Entergy Corp.	58,659	6,385,032
Eversource Energy	47,797	4,182,715
Exelon Corp.	430,581	17,683,962
FirstEnergy Corp.	30,171	801,342
Hawaiian Electric Industries, Inc.	78,065	2,797,069
IDACORP, Inc.	36,814	3,334,612
NextEra Energy, Inc.	282,596	20,796,240
NRG Energy, Inc.	289,672	9,486,758
OGE Energy Corp.	211,286	6,843,554
Portland General Electric Co.	275,108	11,383,969
PPL Corp.	489,126	13,900,961
Xcel Energy, Inc.	11,620	782,723
		116,080,990
Gas Utilities - 0.3%
UGI Corp.	319,851	11,348,313
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	252,235	5,155,683
Vistra Corp.	638,715	11,931,196
		17,086,879
Multi-Utilities - 1.1%
Ameren Corp.	38,965	3,030,698
Dominion Energy, Inc.	34,901	2,739,379
DTE Energy Co.	78,237	9,842,997
MDU Resources Group, Inc.	482,669	12,037,765
NiSource, Inc.	105,844	2,561,425
NorthWestern Energy Corp.	14,290	828,820
Public Service Enterprise Group, Inc.	118,991	6,934,795
Sempra Energy	62,066	7,912,174
		45,888,053
Water Utilities - 0.0%
American Water Works Co., Inc.	17,017	2,610,067

TOTAL UTILITIES		193,014,302

TOTAL COMMON STOCKS
(Cost $3,514,398,491)		4,199,275,170

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (c)	44,868,975	44,877,949
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	36,389,641	36,393,280
TOTAL MONEY MARKET FUNDS
(Cost $81,271,229)		81,271,229
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,595,669,720)		4,280,546,399
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(29,260,355)
NET ASSETS - 100%		$4,251,286,044

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	136	Dec. 2020	$24,637,760	$2,325,713	$2,325,713

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,632,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,371
Fidelity Securities Lending Cash Central Fund	10,407
Total	$22,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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